Benefit Plans - Additional Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Benefit plans cost	$ 0	$ 0	$ 0	$ 600,000